Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Trading Symbol	HYH
Entity Registrant Name	HALYARD HEALTH, INC.
Entity Central Index Key	0001606498
Entity Filer Category	Non-accelerated Filer